Notes to the statement of financial position - Property plant and equipment depreciation per useful life range (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 385,332	€ 387,727
Depreciation per useful life range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(334,127)	(291,256)	€ (218,319)
Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49,718	56,429
Land rights and buildings | Depreciation per useful life range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(32,935)	(28,757)	(22,026)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	248,096	249,051
Plant and machinery | Depreciation per useful life range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(285,595)	(247,490)	(184,408)
Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,095	7,317
Other equipment, furniture and fixtures | Depreciation per useful life range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,131)	€ (14,543)	€ (11,885)
0-5 years | Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,307
0-5 years | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	169,884
0-5 years | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,058
6-10 years | Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,930
6-10 years | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,859
6-10 years | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	951
11-20 years | Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,906
11-20 years | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,353
11-20 years | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	86
21 years and beyond | Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,575
21 years and beyond | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
21 years and beyond | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Total | Land rights and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49,718
Total | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	248,096
Total | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 7,095